Accrued Compensation for Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Accrued Compensation for Related Parties	Note 10 – Accrued Compensation for Related Parties At March 31, 2021, accrued compensation was $151,500, representing cash compensation due to the Company’s executive officers for services rendered.	Note 9 – Accrued Compensation for Related Parties At December 31, 2020, accrued compensation was $154,500, representing cash compensation due to the Company’s executive officers for services rendered.